Assets Held for Sale - Additional Information (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Assets Held For Sale [Line Items]
Proceeds from Assets held for Sale	₩ 4,600	₩ 0	₩ 83,241
GainOn Disposal Of Assets Held For Sale	₩ 3,305
Non-current assets held for sale [member]
Disclosure Of Assets Held For Sale [Line Items]
Impairment loss		11
Proceeds from Assets held for Sale		₩ 1,187